Trade and other receivables, net	12 Months Ended
Dec. 31, 2023
Disclosure Of Trade And Other Receivables Text Block [Abstract]
Trade and other receivables, net
Note 19. Trade and other receivables, net

	As of December 31
	2023	2022
Trade receivables, net of discounts [1]	$133,116	$106,824
Other receivables	8,648	11,657
Impairment of trade and other receivables [2]	(16,910)	(12,065)
Trade receivables, net of discounts and impairment	$124,854	$106,416
[1]Discount and return provision amounts to 30,867 (2022: 22,240)
[2]Total impairment balance is comprised of 14,509 (2022: 10,768) for trade receivables and $2,401 (2022$1,297) for other receivables.
Refer to Note 29. Financial instruments for the Group’s disclosures on credit risk management and expected credit losses.
The Group has entered into factoring arrangements to sell certain trade receivables to third parties under recourse programs, retaining all risk and rewards incidental to the trade receivables, so no derecognition of the financial assets has been performed. Trade receivables which collateralize factoring obligations as of December 31, 2023 amount to $3,548 (2022: $2,547).